Note 4 - Fixed Assets (Detail) - Fixed Assets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Fixed assets, gross		$ 3,072	$ 3,188
Accumulated depreciation		2,709	2,721
Total fixed assets, net	385	363	467
Tooling and Fixtures [Member]
Fixed assets, gross		897	818
Accumulated depreciation		629	400
Office Equipment and Leasehold Improvements [Member]
Fixed assets, gross		1,273	1,097
Accumulated depreciation		1,231	1,096
Computer Equipment and Demonstration Units [Member]
Fixed assets, gross		248	619
Accumulated depreciation		197	576
Software [Member]
Fixed assets, gross		654	654
Accumulated depreciation		$ 652	$ 649